Deferred Tax Benefit	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
DEFERRED TAX BENEFIT
7.	DEFERRED TAX BENEFIT

The Company files income tax returns in the U.S. Federal jurisdiction, and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2017.

Deferred income taxes have been provided by temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. To the extent allowed by GAAP, we provide valuation allowances against the deferred tax assets for amount when the realization is uncertain. Included in the balance at June 30, 2020 and 2019, are no tax positions for which the ultimate deductibility is highly certain, but for which there is uncertainty about the timing of such deductibility.  Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company's policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the periods ended June 30, 2020 and 2019, the Company did not recognize interest or penalties.

At June 30, 2020, the Company had net operating loss carry-forward of approximately $7,722,300, which expires in future years. No tax benefit has been reported in the June 30, 2020 and 2019 financial statements, since the potential tax benefit is offset by a valuation allowance of the same amount.

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended June 30, 2020 and 2019 due to the following:

	6/30/2020	6/30/2019
Book income (loss)	$(12,081,160)	$1,193,500
Non-deductible expenses	11,950,635)	(1,520,850)
Depreciation and amortization	310	45
Related party accrual	7,875	(5,100)
Valuation Allowance	122,340	332,405

Income tax expense	$-	$-

Deferred taxes are provided on a liability method, whereby deferred tax assets are recognized for deductible differences and operating loss and tax credit carry-forward and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the difference between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax liabilities consist of the following components as of June 30, 2020 and 2019:

	6/30/2020	6/30/2019
Deferred tax assets:
NOL carryover	$1,571,210	$2,070,125
Research and development	104,500	92,490
Related party accrual	44,465	52,275
Deferred tax liabilities:
Depreciation and amortization	$(3,610)	$(5,340)

Less Valuation Allowance	$(1,716,565)	$(2,209,550)

Income tax expense	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry-forward for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry-forward may be limited as to use in future years.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cut and Jobs Act (the "Tax Act").  The Tax Act establishes new tax laws that affects 2018 and future years, including a reduction in the U.S. federal corporate income tax rate to 21%, effective July 1, 2018. The Company has applied the new tax law for its calculation of the deferred tax provision. There was no impact to the Company's financial statements. For certain deferred tax assets and deferred tax liabilities, we have recorded a provisional decrease of $707,468, with a corresponding net adjustment to the valuation allowance of $707,468 as of July 1, 2018.

The Company's tax returns for the previous three years remain open for audit by the respective tax jurisdictions.